Net Revenue - Summary of Temporary Receipts From Customers (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Texts Block [Abstract]
Current portion (classified under accrued expenses and other current liabilities)	$ 198,602.6	$ 114,639.5
Noncurrent portion (classified under other noncurrent liabilities)	92,499.2	163,655.1
Temporary receipts from customers	$ 291,101.8	$ 278,294.6